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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                            Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fund

 Schedule of Investments 9/30/2013

 Shares

 Value

 COMMON STOCKS - 100.1%

 Energy - 9.3%

 Oil & Gas Drilling - 0.8%

 607,174

 Ensco Plc

 $

 32,635,602

 146,615

 Helmerich & Payne, Inc.

 10,109,104

 $

 42,744,706

 Oil & Gas Equipment & Services - 2.1%

 175,077

 Cameron International Corp. *

 $

 10,219,244

 172,721

 FMC Technologies, Inc. *

 9,572,198

 317,028

 Halliburton Co.

 15,264,898

 326,122

 National Oilwell Varco, Inc.

 25,473,389

 484,324

 Schlumberger, Ltd.

 42,794,869

 $

 103,324,598

 Integrated Oil & Gas - 1.4%

 464,041

 Chevron Corp.

 $

 56,380,982

 134,276

 Occidental Petroleum Corp.

 12,560,177

 $

 68,941,159

 Oil & Gas Exploration & Production - 3.9%

 491,844

 Apache Corp.

 $

 41,875,598

 1,181,814

 Cabot Oil & Gas Corp.

 44,105,298

 518,332

 ConocoPhillips

 36,029,257

 1,106,762

 Marathon Oil Corp.

 38,603,859

 861,689

 Southwestern Energy Co. *

 31,348,246

 $

 191,962,258

 Oil & Gas Refining & Marketing - 1.1%

 416,557

 Marathon Petroleum Corp.

 $

 26,792,946

 449,296

 Phillips 66

 25,978,295

 $

 52,771,241

 Total Energy

 $

 459,743,962

 Materials - 2.9%

 Fertilizers & Agricultural Chemicals - 0.7%

 195,182

 Monsanto Co.

 $

 20,371,145

 338,278

 The Mosaic Co.

 14,552,720

 $

 34,923,865

 Industrial Gases - 0.9%

 410,486

 Airgas, Inc.

 $

 43,532,040

 Specialty Chemicals - 1.1%

 562,216

 Ecolab, Inc.

 $

 55,524,452

 Paper Products - 0.2%

 230,884

 International Paper Co.

 $

 10,343,603

 Total Materials

 $

 144,323,960

 Capital Goods - 9.0%

 Aerospace & Defense - 2.1%

 208,914

 Raytheon Co.

 $

 16,101,002

 836,908

 United Technologies Corp.

 90,235,421

 $

 106,336,423

 Electrical Components & Equipment - 0.4%

 168,855

 Rockwell Automation, Inc.

 $

 18,057,354

 Industrial Conglomerates - 2.9%

 682,809

 3M Co.

 $

 81,534,223

 2,578,983

 General Electric Co.

 61,611,904

 $

 143,146,127

 Construction & Farm Machinery & Heavy Trucks - 1.8%

 332,202

 Cummins, Inc.

 $

 44,139,680

 794,943

 PACCAR, Inc.

 44,246,527

 $

 88,386,207

 Industrial Machinery - 1.8%

 873,614

 Ingersoll-Rand Plc

 $

 56,732,493

 393,111

 SPX Corp.

 33,272,915

 $

 90,005,408

 Total Capital Goods

 $

 445,931,519

 Transportation - 2.3%

 Air Freight & Logistics - 0.5%

 266,587

 United Parcel Service, Inc. (Class B)

 $

 24,358,054

 Railroads - 1.8%

 554,086

 Norfolk Southern Corp.

 $

 42,858,552

 291,008

 Union Pacific Corp.

 45,205,183

 $

 88,063,735

 Total Transportation

 $

 112,421,789

 Automobiles & Components - 2.6%

 Auto Parts & Equipment - 1.3%

 258,703

 BorgWarner, Inc.

 $

 26,229,897

 840,054

 Johnson Controls, Inc.

 34,862,241

 $

 61,092,138

 Automobile Manufacturers - 1.3%

 3,878,999

 Ford Motor Co.

 $

 65,438,713

 Total Automobiles & Components

 $

 126,530,851

 Consumer Durables & Apparel - 0.5%

 Apparel, Accessories & Luxury Goods - 0.5%

 421,904

 Coach, Inc.

 $

 23,006,425

 Total Consumer Durables & Apparel

 $

 23,006,425

 Consumer Services - 1.6%

 Restaurants - 1.6%

 426,656

 McDonald's Corp.

 $

 41,048,574

 497,078

 Starbucks Corp.

 38,260,094

 $

 79,308,668

 Total Consumer Services

 $

 79,308,668

 Media - 4.8%

 Cable & Satellite - 0.3%

 361,922

 Comcast Corp.

 $

 16,340,778

 Movies & Entertainment - 1.8%

 1,109,402

 The Walt Disney Co.

 $

 71,545,335

 280,612

 Time Warner, Inc.

 18,467,076

 $

 90,012,411

 Publishing - 2.7%

 2,770,350

 John Wiley & Sons, Inc.

 $

 132,117,992

 Total Media

 $

 238,471,181

 Retailing - 4.4%

 Department Stores - 1.1%

 775,434

 Macy's, Inc.

 $

 33,553,029

 320,475

 Nordstrom, Inc.

 18,010,695

 $

 51,563,724

 General Merchandise Stores - 0.8%

 627,785

 Target Corp.

 $

 40,165,684

 Apparel Retail - 1.8%

 552,690

 Ross Stores, Inc.

 $

 40,235,832

 875,380

 TJX Companies, Inc.

 49,362,678

 $

 89,598,510

 Home Improvement Retail - 0.7%

 334,680

 Lowe's Companies, Inc.

 $

 15,934,115

 261,192

 The Home Depot, Inc.

 19,811,413

 $

 35,745,528

 Total Retailing

 $

 217,073,446

 Food & Staples Retailing - 2.9%

 Drug Retail - 2.5%

 726,983

 CVS Caremark Corp.

 $

 41,256,285

 1,560,551

 Walgreen Co.

 83,957,644

 $

 125,213,929

 Hypermarkets & Super Centers - 0.4%

 230,100

 Wal-Mart Stores, Inc.

 $

 17,018,196

 Total Food & Staples Retailing

 $

 142,232,125

 Food, Beverage & Tobacco - 5.8%

 Soft Drinks - 1.0%

 348,385

 Coca-Cola Enterprises, Inc.

 $

 14,008,561

 397,721

 Dr. Pepper Snapple Group, Inc.

 17,825,855

 227,550

 PepsiCo, Inc.

 18,090,225

 $

 49,924,641

 Packaged Foods & Meats - 4.8%

 522,101

 Campbell Soup Co.

 $

 21,254,732

 651,922

 General Mills, Inc.

 31,240,102

 400,759

 Kraft Foods Group, Inc.

 21,015,802

 1,202,380

 Mondelez International, Inc.

 37,778,780

 1,367,563

 The Hershey Co.

 126,499,578

 $

 237,788,994

 Total Food, Beverage & Tobacco

 $

 287,713,635

 Household & Personal Products - 2.8%

 Household Products - 2.8%

 1,652,803

 Colgate-Palmolive Co.

 $

 98,011,218

 231,522

 The Clorox Co.

 18,919,978

 304,446

 The Procter & Gamble Co.

 23,013,073

 $

 139,944,269

 Total Household & Personal Products

 $

 139,944,269

 Health Care Equipment & Services - 6.4%

 Health Care Equipment - 5.2%

 1,151,429

 Abbott Laboratories

 $

 38,215,929

 365,986

 Baxter International, Inc.

 24,041,620

 487,872

 Becton Dickinson and Co.

 48,796,957

 678,804

 Covidien Plc

 41,366,316

 687,494

 CR Bard, Inc.

 79,199,309

 1,868,853

 Smith & Nephew Plc

 23,322,175

 $

 254,942,306

 Health Care Services - 0.6%

 341,326

 DaVita HealthCare Partners, Inc. *

 $

 19,421,449

 184,973

 Express Scripts Holding Co. *

 11,427,632

 $

 30,849,081

 Managed Health Care - 0.6%

 464,809

 Aetna, Inc.

 $

 29,757,072

 Total Health Care Equipment & Services

 $

 315,548,459

 Pharmaceuticals, Biotechnology & Life Sciences - 8.8%

 Biotechnology - 2.5%

 478,315

 Amgen, Inc.

 $

 53,542,581

 258,594

 Celgene Corp. *

 39,805,374

 434,306

 Gilead Sciences, Inc. *

 27,291,789

 $

 120,639,744

 Pharmaceuticals - 5.8%

 1,151,429

 AbbVie, Inc.

 $

 51,503,419

 373,518

 Eli Lilly & Co.

 18,799,161

 1,029,662

 Johnson & Johnson

 89,261,399

 84,875

 Mallinckrodt Plc *

 3,742,139

 563,016

 Merck & Co., Inc.

 26,805,192

 2,092,510

 Pfizer, Inc.

 60,075,962

 1,194,462

 Zoetis, Inc.

 37,171,657

 $

 287,358,929

 Life Sciences Tools & Services - 0.5%

 279,533

 Thermo Fisher Scientific, Inc.

 $

 25,758,966

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 433,757,639

 Banks - 6.7%

 Diversified Banks - 3.8%

 250,009

 Canadian Imperial Bank of Commerce

 $

 19,911,427

 1,680,584

 US Bancorp/MN

 61,475,763

 2,630,719

 Wells Fargo & Co.

 108,701,309

 $

 190,088,499

 Regional Banks - 2.9%

 1,000,000

 BB&T Corp.

 $

 33,750,000

 1,952,036

 KeyCorp

 22,253,210

 1,200,600

 The PNC Financial Services Group, Inc.

 86,983,470

 $

 142,986,680

 Total Banks

 $

 333,075,179

 Diversified Financials - 6.6%

 Other Diversified Financial Services - 2.7%

 2,163,774

 Bank of America Corp.

 $

 29,860,081

 1,296,269

 Citigroup, Inc.

 62,882,009

 826,262

 JPMorgan Chase & Co.

 42,709,483

 $

 135,451,573

 Consumer Finance - 1.4%

 421,317

 American Express Co.

 $

 31,817,860

 704,308

 Discover Financial Services, Inc.

 35,595,726

 $

 67,413,586

 Asset Management & Custody Banks - 2.1%

 707,045

 Franklin Resources, Inc.

 $

 35,741,125

 730,325

 Invesco, Ltd.

 23,297,368

 615,462

 T. Rowe Price Group, Inc.

 44,270,182

 $

 103,308,675

 Investment Banking & Brokerage - 0.4%

 119,954

 The Goldman Sachs Group, Inc.

 $

 18,977,922

 Total Diversified Financials

 $

 325,151,756

 Insurance - 3.3%

 Life & Health Insurance - 0.8%

 645,378

 Aflac, Inc.

 $

 40,006,982

 Property & Casualty Insurance - 2.5%

 975,148

 The Chubb Corp.

 $

 87,041,710

 458,039

 The Travelers Companies, Inc.

 38,827,966

 $

 125,869,676

 Total Insurance

 $

 165,876,658

 Software & Services - 11.3%

 Internet Software & Services - 2.5%

 499,557

 eBay, Inc. *

 $

 27,870,285

 718,905

 Facebook, Inc. *

 36,117,787

 50,316

 Google, Inc. *

 44,072,288

 497,500

 Yahoo!, Inc. *

 16,497,100

 $

 124,557,460

 IT Consulting & Other Services - 1.0%

 280,196

 International Business Machines Corp.

 $

 51,886,695

 Data Processing & Outsourced Services - 3.3%

 804,447

 Automatic Data Processing, Inc.

 $

 58,225,874

 345,615

 DST Systems, Inc.

 26,062,827

 317,732

 Fiserv, Inc. *

 32,106,819

 35,898

 Mastercard, Inc.

 24,151,456

 126,919

 Visa, Inc.

 24,254,221

 $

 164,801,197

 Application Software - 1.0%

 792,123

 Adobe Systems, Inc. *

 $

 41,142,869

 356,921

 Nuance Communications, Inc. *

 6,672,638

 $

 47,815,507

 Systems Software - 3.5%

 2,952,257

 Microsoft Corp.

 $

 98,339,681

 1,240,151

 Oracle Corp.

 41,135,809

 1,297,434

 Symantec Corp.

 32,111,492

 $

 171,586,982

 Total Software & Services

 $

 560,647,841

 Technology Hardware & Equipment - 3.7%

 Communications Equipment - 1.3%

 1,567,231

 Cisco Systems, Inc.

 $

 36,704,550

 128,096

 F5 Networks, Inc. *

 10,985,513

 290,244

 Motorola Solutions, Inc.

 17,234,689

 $

 64,924,752

 Computer Hardware - 2.0%

 208,925

 Apple, Inc.

 $

 99,604,994

 Computer Storage & Peripherals - 0.4%

 744,741

 EMC Corp.

 $

 19,035,580

 Total Technology Hardware & Equipment

 $

 183,565,326

 Semiconductors & Semiconductor Equipment - 3.3%

 Semiconductor Equipment - 0.5%

 268,298

 ASML Holding NV (A.D.R.)

 $

 26,497,110

 Semiconductors - 2.8%

 1,297,646

 Analog Devices, Inc.

 $

 61,054,244

 801,865

 Intel Corp.

 18,378,746

 467,479

 Maxim Integrated Products, Inc.

 13,930,874

 905,590

 Xilinx, Inc.

 42,435,947

 $

 135,799,811

 Total Semiconductors & Semiconductor Equipment

 $

 162,296,921

 Telecommunication Services - 0.7%

 Integrated Telecommunication Services - 0.7%

 783,371

 Verizon Communications, Inc.

 $

 36,552,091

 Total Telecommunication Services

 $

 36,552,091

 Utilities - 0.4%

 Electric Utilities - 0.4%

 464,809

 American Electric Power Co., Inc.

 $

 20,149,470

 Total Utilities

 $

 20,149,470

 TOTAL COMMON STOCKS

 (Cost $2,852,062,430)

 $

 4,953,323,170

 TOTAL INVESTMENT IN SECURITIES - 100.1%

 (Cost $2,852,062,430) (a)

 $

 4,953,323,170

 OTHER ASSETS & LIABILITIES - (0.1)%

 $

 (4,735,978)

 TOTAL NET ASSETS - 100.0%

 $

 4,948,587,192

 *

 Non-income producing security.

 +

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.  See Notes to Financial Statements - Note 6.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $2,856,795,161 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 2,146,739,049

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (50,211,040)

 Net unrealized gain

 $

 2,096,528,009

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
4,953,323,170

$
-

$
-

$
4,953,323,170

 Total

$
4,953,323,170

$
-

$
-

$
4,953,323,170

 During the six months ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2013

* Print the name and title of each signing officer under his or her signature.